Debt - Schedule of Future Maturities of Long Term Debt (Details) (10K) - Successor [Member] $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 4,408
2020	4,484
2021	13,477
2022	1,094
Total	$ 23,463